Segmented information (Tables)	3 Months Ended
Nov. 30, 2024
Segmented Information
Schedule of revenue

	Three months ended November 30,
Revenue	2024	2023
Tanzania	$12,528	$9,404
Total revenue	$12,528	$9,404

Schedule of non-current assets

Non-current assets	November 30, 2024	August 31, 2024
Canada	$30	$36
Tanzania	85,759	81,040
Total non-current assets	$85,789	$81,076